Revenue - Summary of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 199,615	¥ 150,298
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,335	21,045
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	126,280	129,253
Autonomous driving related operational and technical support services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,651	50,137
Other technology services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75,683	79,116
Provision of services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	130,334	129,253
Sales of autonomous driving vehicles [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 69,281	¥ 21,045